Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	YCG Funds
Central Index Key	0001558372
Amendment Flag	false
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Mar. 30, 2017
YCG Enhanced Fund | Class R Shares
Prospectus:
Trading Symbol	YCGEX